Transfers of Financial Assets - Summary of Securities Lending (Detail) - Securities lending [member] - EUR (€) € in Millions	Dec. 31, 2020	Dec. 31, 2019
Disclosure of financial assets [line items]
Carrying amount of transferred financial assets	€ 2,320	€ 2,734
Fair value of cash collateral received	2,053	2,146
Fair value of non-cash collateral received	393	780
Net exposure	(126)	(192)
Non-cash collateral that can be sold or repledged in the absence of default	236	618
Non-cash collateral that has been sold or transferred